Fortress
Municipal
Income
Fund, Inc.




Annual Report
August 31, 1995



Established 1987





President's Message

------------------------------------------------------------------------------

[PHOTO HERE]


Dear Shareholder:

I am pleased to present the 9th Annual Report to shareholders of Fortress Municipal Income Fund, Inc.
This report covers the 12-month period from September 1, 1994 to

August 31, 1995. It contains an interview with the fund's portfolio manager, Jonathan C. Conley, Senior Vice President of Federated Advisers. Following the interview you'll find a series of investment record performance charts, a complete listing of the fund's portfolio of tax-free municipal securities, and its financial statements.

Although the last months of 1994 were still a difficult time for municipal funds due to continued interest-rate hikes, we happily note that 1995 has been much kinder to the municipal market. As a result, the fund's net asset value (share price) improved to $10.71, up $0.15 from our last report, and distributions paid to shareholders totaled $0.63 per share. The total return of the fund's shares was 7.73% adding back all distributions to the net asset value.** The fund's total net assets as of this report are $426 million.

Founded in 1987, Fortress Municipal Income Fund, Inc. continues to seek relief for you and other tax-sensitive Americans in the form of monthly income that is exempt from federal regular income taxes.* The fund invests in a diversified portfolio of municipal securities issued by more than 80 municipalities across 34 states.

Investors who own or want to invest or buy tax-free municipal bonds are concerned about the flat tax rhetoric coming out of the Capitol. The dramatic change in our tax system may occur before the end of this century. One aspect of the talk has been to make tax-free bond's yields very attractive. I recommend that you add to your account at the current price levels. I would also like to remind shareholders that the fund's holdings provide a current 30-day SEC yield as of August 31, 1995 based on offering price of 5.76%, with an average maturity of 12.4 years.***

Thank you for selecting Fortress Municipal Income Fund, Inc. If you have any questions concerning the fund's portfolio or your account, please do not hesitate to write.
Very sincerely yours,


Richard B. Fisher
President
October 16, 1995

* Income may be subject to the federal alternative minimum tax and state and local taxes.
** Based on net asset value which does not reflect a sales charge or contingent deferred sales charge.
***Performance quoted represents past performance. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.


Investment Review

------------------------------------------------------------------------------

[PHOTO HERE]

Jonathan C. Conley,
Senior Vice President
Federated Advisers

Q Jonathan, can you tell us what has occurred in the long-term, fixed-income markets during the 12-month period ending August 31, 1995?

A Interest rates in these markets exhibited considerable volatility during the past 12 months. On August 31, 1994, the yield for the "current" 30-year U.S. Treasury issue (7.50% due November 15, 2024) stood at 7.45%. From there, the yield rose to 8.13% by November 21, 1994; plummeted to 6.57% as of June 5, 1995; and ended the 12-month period at 6.73%.

  As for the long-term municipal market, the Bond Buyer 40 Index (representing on a daily basis "A" to "AAA" long-term municipal yields) registered 6.36% on August 31, 1994.* It then climbed to 7.36% by November 21, 1994; plunged to 5.86% by June 5, 1995; and closed the 12-month span at 6.11%.

Q How have these interest rate changes translated to bond price movements?

A From August 31, 1994 to November 21, 1994, the price of the bellwether U.S.
  Treasury bond declined from 100.53% to 92.97% of face value. By June 6, 1995, the price rebounded dramatically, reaching 112.03%. Some price attrition occurred thereafter until 109.78% was posted on August 31, 1995.
  Over the same time, the Municipal Bond Index (reset version**) initially dropped from 114.19% to 100.66%, then appreciated to 118.69% by June 5, 1995, before a retreat to 114.66% as of August 31, 1995.

Q Why was the municipal bond market more volatile than its Treasury counterpart?

A First, many issues in the municipal secondary market had been quoted at prices representing discounts to face value in excess of Internal Revenue Service provisions allowing for capital gains treatment. Excess discounts were, and continue to be, treated as ordinary income, taxable at ordinary income rates. Such issues trade at lower prices to allow the incremental investor to strive to achieve a market after-tax yield.

   *  This index is unmanaged.
  ** Reset on March 31, 1995; the index is not expressed in percentages of bond face value and is unmanaged.

Q Why did the long-term municipal bond market under-perform the U.S. Treasury bond market?

A The primary influence behind that relative performance lay in the continued discussion of significant tax reform - whether to pursue a "flat" tax or a "consumption" tax. In either case, the policy of giving preferential treatment to municipal bond interest would certainly be under scrutiny and could quite possibly be eliminated. So, although the general feeling among most investors is that any major change in tax policy would take at least a few years to implement, many have chosen to limit their municipal involvement to maturities well below ten years. This concentration caused long-term municipal yields to rise from 85.4% to 90.8% of long-term Treasury yields.

Q What has an investor in Fortress Municipal Income Fund, Inc. experienced during this period?

A For the 12 months ending August 31, 1995, an investor in the fund experienced a total return based on Net Asset Value ("NAV") of 7.73%, and 5.53% based on offering price.* Investors received $0.63 per share in tax-exempt dividend interest, as the NAV grew from $10.56 per share on August 31, 1994 to $10.71 on August 31, 1995. In this time, the monthly dividend per share grew from $0.050 to $0.054.

  * Performance quoted represents past performance. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.


Q As the portfolio manager of the fund, Jonathan, how do you control the volatility of the net asset value per share?

A I favor, in a variety of interest rate environments, issues which have coupons or yields greater than the Bond Buyer 40 Index.* For equal credit quality and maturity, the bond with the higher coupon rate or market yield will be less price sensitive with respect to market rate changes. The fund, therefore, would swap into higher coupon (or yield) issues to secure coupon-price protection and to seek attractive income streams for distribution to shareholders. On August 31, 1994, the average coupon rate of the holdings in the fund was 7.05%; on August 31, 1995, the average coupon rate of fund holdings stood at 7.34%. These coupon rates helped to keep the portfolio duration of the fund rather low, averaging 7.19 years versus 12.83 years for the Bond Buyer 40 Index over the past twelve months.


Q In what areas of the municipal market has the fund invested over the past 12 months?

A Between August 31, 1994 and August 31, 1995, the fund purchased $55,600,000 face amount of medium-to-upper grade municipal issues. These transactions were financed by the sale of higher-grade issues. The fund's sector activity included: hospital issues, pollution control revenue obligations of investor-owned utilities, industrial development bonds of nonfinancial corporations, college and university tuition revenue issues, single-family housing mortgage revenue issues, and resource recovery project obligations. The average market yield on issues acquired by the fund during the past 12 months was 7.54%.

  *This index is unmanaged.

Q What is the composition of the fund's investments by credit quality?

A The credit quality of the fund's portfolio of investments is as follows:

                         August 31, 1995     August 31, 1994
                         ---------------     ---------------
           AAA                 4.5%                8.0%
           AA                 13.4%               17.8%
           A                   8.8%               10.5%
           BBB                49.7%               39.8%
           BB                  3.3%                2.7%
           NR                 20.3%               21.2%
                              -----               -----
                             100.0%              100.0%


Q Why was the credit quality of the portfolio tilted downward?

A Medium- and lower-grade issues tend to outperform higher-grade issues during periods of economic recovery. As state and local governments receive greater tax revenue from sales, income, business use, and property, and as corporations, on the whole, increase profitability and cash flow generation, the potential for credit rating upgrading increases. This bodes well for medium/lower-grade issues as a class of debt instruments. As a result, the fund has been investing over the past year in what it considers upgrade candidates.

  Because of their higher-than-general-market coupons (yields) at issue, many medium/lower-grade bonds have shorter durations than their higher-grade brethren. Furthermore, medium/lower-grade issues tend to be core holdings. So, assuming stable credit quality, "secondary" market pricing for medium/lower-grade bonds is less volatile than that for higher-grade issues.

Two Ways You May Seek to Invest for Success in
Fortress Municipal Income Fund, Inc.
------------------------------------------------------------------------------

Initial Investment:

If you made an initial investment of $9,000 in Fortress Municipal Income Fund, Inc. on April 10, 1987, reinvested your dividends and capital gains, and did not redeem any shares, your account would be worth $16,615 on August 31, 1995. You would have earned a 7.58% average annual total return for the eight-year investment life span.*

One key to investing wisely is to reinvest all tax-free distributions in fund shares. This increases the number of shares on which you can earn future tax-free dividends, and you gain the benefit of compounding tax-free.

As of September 30, 1995, the average annual one-year, five-year, and since inception (4/10/87) returns were 8.09%, 7.55%, and 7.55%, respectively.*


Graphic representation "A" omitted.  See Appendix.


* Total return represents the change in the value of an investment after reinvesting all income and capital gains, and takes into account the 1% sales charge and the 1% contingent deferred sales charge.

  Data quoted represents past performance and does not guarantee future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

Fortress Municipal Income Fund, Inc.
-------------------------------------------------------------------------------

One Step at a Time:

$1,000 invested each year for eight years (reinvesting all dividends and capital gains) grew to $12,533:

With this approach, the key is consistency.

If you had started investing $1,000 annually in Fortress Municipal Income Fund, Inc. on April 10, 1987, reinvested your dividends and capital gains and did not redeem any shares, you would have invested only $9,000, but your account would have reached a total value of $12,533* by August 31, 1995. You would have earned an average annual total return of 7.42%.**

A practical investment plan helps you pursue a high level of income through tax-free municipal bonds. Through systematic investing, you buy shares on a regular basis and reinvest all tax-free earnings. An investment plan works for you even if you invest only $1,000 annually. You can take it one step at a time. Put time, money, and compounding to work!



Graphic representation "B" omitted.  See Appendix.


* No method of investing can guarantee a profit or protect against loss in down markets. However, by investing regularly over time and buying shares at various prices, investors can purchase more shares at lower prices, and all accumulated shares have the ability to pay income to the investor.

   Because such a plan involves continuous investment, regardless of changing price levels, the investor should consider whether or not to continue purchases through periods of low price levels.

** Total return represents the change in the value of an investment after reinvesting all income and capital gains, and takes into account the 1% sales charge and the 1% contingent deferred sales charge. Past performance does not guarantee future results.


Fortress Municipal Income Fund, Inc.
Investing for Tax-Free Monthly Income

Fred and Margie Potter both work, and have no children. At the peak of their careers, this tax-sensitive couple was seeking a way to keep more of what they earn. On April 10, 1987, they invested $5,000 in Fortress Municipal Income Fund, Inc., and continue to invest $500 in the fund on the first of every month.

As this chart shows, since that time, their investment has grown-on a tax-free basis-to $77,190 by August 31, 1995.* This represents a 7.31% average annual total return.<dagger> For the Potters, the decision to invest tax-free has made the future worth waiting for.

*Income may be subject to the federal alternative minimum tax and state and local taxes.


Graphic representation "C" omitted.  See Appendix.


<dagger> This hypothetical scenario is provided for illustrative purposes only and does not represent the results obtained by any particular shareholder. Past performance does not guarantee future results.


Fortress Municipal Income Fund, Inc.
                                    -
Serving a Wide Range of Investors
-------------------------------------------------------------------------------

Fortress Municipal Income Fund, Inc. appeals to a broad range of tax-sensitive investors seeking tax-free current income.*

The fund invests primarily in a diversified portfolio of quality municipal bonds. Fund shares are not insured or guaranteed by the federal government, and the value of your investment may fluctuate. Mutual funds involve risk, including possible loss of principal.

                          [GRAPH APPEARS HERE]


* Income may be subject to the federal alternative minimum tax and state and local taxes.


Fortress Municipal Income Fund, Inc.-
Portfolio Update
------------------------------------------------------------------------------



                          [GRAPH APPEARS HERE]


 * Represents the credit quality of the fund's portfolio of investments.




Fortress Municipal Income Fund, Inc.
------------------------------------------------------------------------------

Growth of $10,000 Invested in Fortress
Municipal Income Fund, Inc.

The graph below illustrates the hypothetical investment of $10,000 in the Fortress Municipal Income Fund, Inc. (the "Fund") from April 10, 1987 (start of performance) to August 31, 1995 compared to the Lehman Brothers Revenue Bond Index (LBRBI)<dagger>.

Graphic representation "D" omitted.  See Appendix.


Past performance is not predictive of future performance. Your investment return and principal value will fluctuate so when shares are redeemed, they may be worth more or less than original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

* Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 1.00% ($10,000 investment minus $100 sales charge = $9,900). The Fund's performance assumes the reinvestment of all dividends and distributions. The LBRBI has been adjusted to reflect reinvestment of dividends on securities in the index.

**Total return quoted reflects all applicable sales charges and contingent deferred sales charges.

<dagger> The LBRBI is not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. This index is unmanaged.




Fortress Municipal Income Fund, Inc.
Portfolio of Investments
--------------------------------------------------------------------------------
August 31, 1995

  PRINCIPAL                                                                              CREDIT
   AMOUNT                                                                                RATING*        VALUE
SECURITIES--0.1% --------------------------------------------------------------------
               KENTUCKY--0.1%
               ----------------------------------------------------------------------
$     400,000  Kentucky Pollution Abatement & Water Resource Finance Authority Daily
               VRDNs (Toyota Motor Credit Corp.)                                         A-1+       $      400,000
               ----------------------------------------------------------------------               --------------
               TOTAL SHORT-TERM MUNICIPALS (AT AMORTIZED COST)                                             400,000
               ----------------------------------------------------------------------               --------------
LONG-TERM MUNICIPALS SECURITIES--98.2%
-------------------------------------------------------------------------------------
               ALABAMA--1.4%
               ----------------------------------------------------------------------
    6,000,000  Courtland, AL IDB, Solid Waste Disposal Revenue Bonds (Series A),
               6.375% (Champion International Corp.)/ (Original Issue Yield: 6.52%),
               3/1/2029                                                                 BBB              5,930,400
               ----------------------------------------------------------------------               --------------
               ARKANSAS--2.0%
               ----------------------------------------------------------------------
    2,920,000  Conway, AR Hospital Authority, Revenue Bonds, 7.125% (Conway Regional
               Hospital), 2/1/2013                                                      BBB              2,961,172
               ----------------------------------------------------------------------
    3,000,000  Conway, AR Hospital Authority, Revenue Refunding Bonds, 8.125% (Conway
               Regional Hospital), 7/1/2005                                             BBB              3,222,360
               ----------------------------------------------------------------------
    1,000,000  Conway, AR Hospital Authority, Revenue Refunding Bonds, 8.375% (Conway
               Regional Hospital), 7/1/2011                                             BBB              1,082,580
               ----------------------------------------------------------------------
    1,000,000  Little Rock, AR Health Facilities Board, Revenue Refunding Bonds,
               7.00% (Baptist Medical Center, AR),
               10/1/2017                                                                A+               1,061,590
               ----------------------------------------------------------------------               --------------
               Total                                                                                     8,327,702
               ----------------------------------------------------------------------               --------------
               CALIFORNIA--0.7%
               ----------------------------------------------------------------------
    3,000,000  Foothill/Eastern Transportation Corridor Agency, CA, (Series 1995A)
               Senior Lien Toll Road Revenue Bonds, 6.50% (Original Issue Yield:
               6.78%), 1/1/2032                                                         BBB-             2,962,560
               ----------------------------------------------------------------------               --------------
               COLORADO--2.2%
               ----------------------------------------------------------------------
      825,000  Colorado HFA, SFM Revenue Bonds (Series A-2), 7.70% (FHA GTD),
               2/1/2023                                                                 AA                 871,546
               ----------------------------------------------------------------------
    3,025,000  Colorado HFA, SFM Revenue Bonds (Series C-2), 7.375% (FHA GTD),
               8/1/2023                                                                 AA               3,190,377
               ----------------------------------------------------------------------



Fortress Municipal Income Fund, Inc.

--------------------------------------------------------------------------------

  PRINCIPAL                                                                              CREDIT
   AMOUNT                                                                                RATING*        VALUE
LONG-TERM MUNICIPALS SECURITIES--CONTINUED
-------------------------------------------------------------------------------------
               COLORADO--CONTINUED
               ----------------------------------------------------------------------
$   5,000,000  Colorado Health Facilities Authority, (Series 1995A) Revenue Bonds,
               6.60% (Vail Valley Medical Center)/ (Original Issue Yield: 6.625%),
               1/15/2020                                                                      BBB   $    4,999,450
               ----------------------------------------------------------------------
      325,000  El Paso County, CO HFA, SFM Revenue Bonds, 8.00% (GNMA COL), 9/1/2022          AAA          345,241
               ----------------------------------------------------------------------               --------------
               Total                                                                                     9,406,614
               ----------------------------------------------------------------------               --------------
               CONNECTICUT--2.7%
               ----------------------------------------------------------------------
   11,700,000  Connecticut State HEFA, Revenue Bonds (Series D), 6.80% (University of
               Hartford, CT)/(Original Issue Yield: 6.848%), 7/1/2022                         Baa       11,669,814
               ----------------------------------------------------------------------               --------------
               FLORIDA--1.0%
               ----------------------------------------------------------------------
    2,835,000  Dade County, FL HFA, SFM Revenue Bonds (Series B), 8.75% (GNMA COL),
               7/1/2017                                                                       AAA        3,033,252
               ----------------------------------------------------------------------
    1,120,000  Jacksonville, FL Health Facilities Authority, Industrial Development
               Revenue Bonds, 6.40% (National Benevolent Association), 12/1/2016             Baa1        1,079,602
               ----------------------------------------------------------------------               --------------
               Total                                                                                     4,112,854
               ----------------------------------------------------------------------               --------------
               GEORGIA--0.5%
               ----------------------------------------------------------------------
    2,000,000  Fulco, GA Hospital Authority, Revenue Bonds (Series A), 6.25% (Georgia
               Baptist Health Care)/(Original Issue Yield: 6.486%), 9/1/2013                    A        1,939,160
               ----------------------------------------------------------------------               --------------
               IDAHO--1.1%
               ----------------------------------------------------------------------
    1,275,000  Idaho Housing Agency, SFM Revenue Bonds (Series A), 7.50% (FHA GTD),
               7/1/2024                                                                        AA        1,356,715
               ----------------------------------------------------------------------
    3,250,000  Idaho Housing Agency, SFM Revenue Bonds (Series F-2), 7.80% (FHA GTD),
               1/1/2023                                                                        AA        3,435,705
               ----------------------------------------------------------------------               --------------
               Total                                                                                     4,792,420
               ----------------------------------------------------------------------               --------------



Fortress Municipal Income Fund, Inc.

--------------------------------------------------------------------------------

  PRINCIPAL                                                                              CREDIT
   AMOUNT                                                                                RATING*        VALUE
LONG-TERM MUNICIPALS SECURITIES--CONTINUED
-------------------------------------------------------------------------------------
               ILLINOIS--5.2%
               ----------------------------------------------------------------------
$   4,500,000  Granite City, IL Hospital Facilities Authority, Revenue Refunding
               Bonds (Series A), 8.125% (St. Elizabeth Medical Center)/(Original
               Issue Yield: 8.167%), 6/1/2008                                                 Baa   $    4,632,795
               ----------------------------------------------------------------------
    3,000,000  Illinois Development Finance Authority, Housing Revenue Bonds, 6.10%
               (Catholic Charities Housing Development Corp), 1/1/2020                         NR        2,679,840
               ----------------------------------------------------------------------
   10,000,000  Illinois Health Facilities Authority, Hospital Revenue Bonds (Series
               A), 9.25% (Edgewater Hospital & Medical Center, IL), 7/1/2024                   NR       10,168,400
               ----------------------------------------------------------------------
    1,000,000  Illinois Health Facilities Authority, Revenue Refunding Bonds, 5.95%
               (Passavant Memorial Hospital Association, IL), 10/1/2011                        A-          957,080
               ----------------------------------------------------------------------
    4,500,000  Illinois Health Facilities Authority, Revenue Refunding Bonds, 6.125%
               (Lutheran Social Services of Illinois)/ (Original Issue Yield:
               6.371%), 8/15/2020                                                              NR        3,841,875
               ----------------------------------------------------------------------               --------------
               Total                                                                                    22,279,990
               ----------------------------------------------------------------------               --------------
               INDIANA--9.8%
               ----------------------------------------------------------------------
    3,000,000  Indiana Port Commission, Port Facility Revenue Refunding Bonds, 6.875%
               (Cargill, Inc.), 5/1/2012                                                      Aa3        3,230,700
               ----------------------------------------------------------------------
    1,000,000  Indiana State HFA, SFM Revenue Bonds (Series A), 8.20% (GNMA COL),
               7/1/2020                                                                       Aaa        1,076,300
               ----------------------------------------------------------------------
    2,785,000  Indiana State HFA, SFM Revenue Home Mortgage Program (Series F-2),
               7.75% (GNMA COL), 7/1/2022                                                     Aaa        2,980,312
               ----------------------------------------------------------------------
   17,100,000  Indianapolis, IN Airport Authority, Special Facilities Revenue Bonds,
               7.10% (Federal Express Corp.)/(Original Issue Yield: 7.178%),
               1/15/2017                                                                      BBB       17,916,354
               ----------------------------------------------------------------------
    4,350,000  Kokomo, IN Hospital Authority, Revenue Refunding Bonds, 6.35% (St.
               Joseph Hospital, IN)/(Original Issue Yield: 6.40%), 8/15/2013                  Baa        4,218,586
               ----------------------------------------------------------------------



Fortress Municipal Income Fund, Inc.

--------------------------------------------------------------------------------

  PRINCIPAL                                                                              CREDIT
   AMOUNT                                                                                RATING*        VALUE
LONG-TERM MUNICIPALS SECURITIES--CONTINUED
-------------------------------------------------------------------------------------
               INDIANA--CONTINUED
               ----------------------------------------------------------------------
$   2,750,000  LaPorte County, IN Hospital Authority, Hospital Facilities Revenue
               Refunding Bonds, 8.75% (LaPorte Hospital, Inc., IN)/(United States
               Treasury PRF)/(Original Issue Yield: 8.848%), 3/1/1997 (@102)                  Aaa   $    2,999,920
               ----------------------------------------------------------------------
    5,000,000  LaPorte County, IN Hospital Authority, Hospital Facility Revenue
               Refunding Bonds, 6.00% (LaPorte Hospital, Inc., IN)/(Original Issue
               Yield: 6.35%), 3/1/2023                                                        Baa        4,382,400
               ----------------------------------------------------------------------
    5,000,000  LaPorte County, IN Hospital Authority, Hospital Facility Revenue
               Refunding Bonds, 6.25% (LaPorte Hospital, Inc., IN)/(Original Issue
               Yield: 6.35%), 3/1/2012                                                        Baa        4,758,250
               ----------------------------------------------------------------------               --------------
               Total                                                                                    41,562,822
               ----------------------------------------------------------------------               --------------
               IOWA--0.3%
               ----------------------------------------------------------------------
    1,000,000  Davenport, IA PCA, PCR Refunding Bonds, Nicols-Homeshield Project,
               8.375% (Quanex Corp.), 12/1/2005                                                NR        1,080,730
               ----------------------------------------------------------------------               --------------
               KENTUCKY--0.9%
               ----------------------------------------------------------------------
    3,500,000  Kenton County, KY Airport Board, Special Facilities Revenue Bonds
               (Series A), 7.50% (Delta Air Lines, Inc.)/ (Original Issue Yield:
               7.60%), 2/1/2020                                                               Ba3        3,691,415
               ----------------------------------------------------------------------               --------------
               LOUISIANA--6.3%
               ----------------------------------------------------------------------
    3,000,000  De Soto Parish, LA Environmental Improvement Authority, Revenue Bonds,
               7.70% (International Paper Co.), 11/1/2018                                      A3        3,358,440
               ----------------------------------------------------------------------
    5,000,000  Lake Charles, LA Harbor & Terminal District, Port Facilities Revenue
               Refunding Bond, Trunkline Lining Co Project, 7.75% (Panhandle Eastern
               Corp.), 8/15/2022                                                             Baa3        5,581,700
               ----------------------------------------------------------------------
    1,650,000  St. Charles Parish, LA, Environmental Improvement Revenue Bonds
               (Series A), 6.20% (Louisiana Power & Light Co.)/(Original Issue Yield:
               6.25%), 5/1/2023                                                              Baa2        1,544,598
               ----------------------------------------------------------------------
    5,645,000  St. Charles Parish, LA, PCR Bonds, 7.50% (Louisiana Power & Light
               Co.)/(Original Issue Yield: 7.542%), 6/1/2021                                 Baa2        5,858,494
               ----------------------------------------------------------------------
$   1,400,000  St. Charles Parish, LA, PCR Bonds, 8.00% (Louisiana Power & Light
               Co.), 12/1/2014                                                               Baa2   $    1,551,214
               ----------------------------------------------------------------------



Fortress Municipal Income Fund, Inc.

--------------------------------------------------------------------------------

  PRINCIPAL                                                                              CREDIT
   AMOUNT                                                                                RATING*        VALUE
LONG-TERM MUNICIPALS SECURITIES--CONTINUED
-------------------------------------------------------------------------------------
               LOUISIANA--CONTINUED
               ----------------------------------------------------------------------
    2,100,000  St. Charles Parish, LA, PCR Bonds, 8.25% (Louisiana Power & Light
               Co.)/(Original Issue Yield: 8.273%), 6/1/2014                                   NR        2,341,353
               ----------------------------------------------------------------------
    3,650,000  St. Charles Parish, LA, Solid Waste Disposal Revenue Bonds (Series A),
               7.00% (Louisiana Power & Light Co.)/ (Original Issue Yield: 7.04%),
               12/1/2022                                                                     Baa2        3,731,614
               ----------------------------------------------------------------------
    3,000,000  St. James Parish, LA, Solid Waste Disposal Revenue Bonds, 7.70%
               (Freeport McMoRan, Inc.)/(Original Issue Yield: 7.75%), 10/1/2022               NR        3,068,400
               ----------------------------------------------------------------------               --------------
               Total                                                                                    27,035,813
               ----------------------------------------------------------------------               --------------
               MAINE--1.1%
               ----------------------------------------------------------------------
    4,200,000  Maine State Housing Authority, Revenue Bonds (Series
               D-3), 8.20%, 11/15/2019                                                         A1        4,476,570
               ----------------------------------------------------------------------               --------------
               MARYLAND--0.7%
               ----------------------------------------------------------------------
      900,000  Gaithersburg, MD, First Mortgage Economic Development Revenue
               Refunding Bonds, 5.50% (Asbury Methodist Homes, Inc.)/(Original Issue
               Yield: 6.05%), 1/1/2020                                                          A          789,651
               ----------------------------------------------------------------------
    2,550,000  Maryland State Health & Higher Educational Facilities, Revenue Bonds,
               5.50% (Howard County General Hospital, MD)/(Original Issue Yield:
               5.80%), 7/1/2025                                                               BBB        2,078,862
               ----------------------------------------------------------------------               --------------
               Total                                                                                     2,868,513
               ----------------------------------------------------------------------               --------------
               MASSACHUSETTS--6.1%
               ----------------------------------------------------------------------
      380,000  Massachusetts State HFA, SFM Residential Housing Revenue Bonds (Series
               B), 8.10% (Original Issue Yield: 8.186%), 8/1/2023                              A+          398,061
               ----------------------------------------------------------------------
    1,110,000  Massachusetts State HFA, SFM Revenue Bonds (Series 21), 6.30%,
               6/1/2025                                                                        Aa        1,089,387
               ----------------------------------------------------------------------
    2,000,000  Massachusetts State HFA, SFM Revenue Bonds (Series 9), 8.10% (FHA
               GTD), 12/1/2021                                                                 A+        2,147,080
               ----------------------------------------------------------------------
$  21,000,000  Massachusetts IFA, Solid Waste Disposal Sr. Lien Revenue Bonds (Series
               A), 9.00% (Massachusetts Recycling Association), 8/1/2016                       NR   $   22,233,120
               ----------------------------------------------------------------------               --------------



Fortress Municipal Income Fund, Inc.

--------------------------------------------------------------------------------

  PRINCIPAL                                                                              CREDIT
   AMOUNT                                                                                RATING*        VALUE
LONG-TERM MUNICIPALS SECURITIES--CONTINUED
-------------------------------------------------------------------------------------
               MASSACHUSETTS--CONTINUED
               ----------------------------------------------------------------------
               Total                                                                                    25,867,648
               ----------------------------------------------------------------------               --------------
               MICHIGAN--0.4%
               ----------------------------------------------------------------------
    1,500,000  Western Townships MI, Utilities Authority, LT GO Sewer Disposal System
               Bonds, 8.20%, 1/1/2018                                                        BBB+        1,694,235
               ----------------------------------------------------------------------               --------------
               MINNESOTA--5.5%
               ----------------------------------------------------------------------
    1,830,000  Minnesota State HFA, SFM Revenue Bonds (Series A), 7.95% (FHA GTD),
               7/1/2022                                                                        Aa        1,950,249
               ----------------------------------------------------------------------
      715,000  Minnesota State HFA, SFM Revenue Bonds (Series D), 8.05% (FHA GTD),
               8/1/2018                                                                        Aa          739,853
               ----------------------------------------------------------------------
      795,000  Minnesota State HFA, SFM Revenue Bonds (Series D), 8.25% (FHA GTD),
               8/1/2020                                                                        Aa          845,451
               ----------------------------------------------------------------------
    3,000,000  Minnesota State HFA, SFM Revenue Bonds (Series E), 6.85%, 1/1/2024              Aa        3,101,910
               ----------------------------------------------------------------------
   17,000,000  St. Paul, MN Housing & Redevelopment Authority, Hospital Revenue
               Refunding Bonds (Series A), 6.625% (Healtheast, MN)/(Original Issue
               Yield: 6.687%), 11/1/2017                                                     BBB-       16,678,700
               ----------------------------------------------------------------------               --------------
               Total                                                                                    23,316,163
               ----------------------------------------------------------------------               --------------
               MISSISSIPPI--0.9%
               ----------------------------------------------------------------------
    2,000,000  Columbus, MS IDA, Revenue Bonds, 8.25% (Baldor Electric Project),
               5/1/2004                                                                        NR        2,091,140
               ----------------------------------------------------------------------
    1,830,000  Mississippi Housing Finance Corp., SFM Revenue Bonds, 8.25% (FGIC
               INS), 10/15/2018                                                               AAA        1,953,598
               ----------------------------------------------------------------------               --------------
               Total                                                                                     4,044,738
               ----------------------------------------------------------------------               --------------
               MISSOURI--0.2%
               ----------------------------------------------------------------------
    1,150,000  Missouri St. Health & Education Facility Authority, Health Facilities
               Revenue Bonds, 6.00% (National Benevolent Association)/(Original Issue
               Yield: 6.15%), 2/1/2024                                                       Baa1        1,005,077
               ----------------------------------------------------------------------               --------------
               MONTANA--0.5%
               ----------------------------------------------------------------------
$     910,000  Montana State Board of Housing, SFM Revenue Bonds (Series A-2), 8.30%
               (FHA GTD), 10/1/2020                                                            Aa   $      943,452
               ----------------------------------------------------------------------



Fortress Municipal Income Fund, Inc.

--------------------------------------------------------------------------------

  PRINCIPAL                                                                              CREDIT
   AMOUNT                                                                                RATING*        VALUE
LONG-TERM MUNICIPALS SECURITIES--CONTINUED
-------------------------------------------------------------------------------------
               MONTANA--CONTINUED
               ----------------------------------------------------------------------
    1,180,000  Montana State Board of Housing, SFM Revenue Bonds (Series B-2), 7.50%
               (FHA GTD), 4/1/2023                                                             NR        1,233,171
               ----------------------------------------------------------------------               --------------
               Total                                                                                     2,176,623
               ----------------------------------------------------------------------               --------------
               NEW HAMPSHIRE--5.7%
               ----------------------------------------------------------------------
   10,000,000  New Hampshire Higher Educational & Health Facilities Authority,
               Hospital Revenue Bonds, 6.00% (Nashua Memorial Hospital, NH)/(Original
               Issue Yield: 6.40%),
               10/1/2023                                                                       A-        9,177,500
               ----------------------------------------------------------------------
    1,265,000  New Hampshire State Housing Finance Authority, SFM Revenue Bonds,
               7.90% (FHA GTD)/(Original Issue Yield: 7.942%), 7/1/2022                        Aa        1,345,631
               ----------------------------------------------------------------------
    1,370,000  New Hampshire State Housing Finance Authority, SFM Revenue Bonds
               (Series B), 7.75%, 7/1/2023                                                     Aa        1,455,515
               ----------------------------------------------------------------------
    6,985,000  New Hampshire State Housing Finance Authority, SFM Revenue Bonds
               (Series D), 7.25%, 7/1/2015                                                     Aa        7,385,031
               ----------------------------------------------------------------------
    2,865,000  New Hampshire State Industrial Development Authority, PCR Bonds
               (Series A), 8.00% (United Illuminating Co.),
               12/1/2014                                                                      BBB        3,026,901
               ----------------------------------------------------------------------
    1,500,000  New Hampshire State Industrial Development Authority, PCR Bonds
               (Series B), 10.75% (United Illuminating Co.), 10/1/2012                        BBB        1,720,125
               ----------------------------------------------------------------------               --------------
               Total                                                                                    24,110,703
               ----------------------------------------------------------------------               --------------
               NEW YORK--0.6%
               ----------------------------------------------------------------------
    2,500,000  New York State Energy Research & Development Authority, Electric
               Facilities Revenue Bonds (Series A), 7.50% (Consolidated Edison
               Co.)/(Original Issue Yield: 7.65%), 1/1/2026                                   Aa2        2,703,925
               ----------------------------------------------------------------------               --------------



Fortress Municipal Income Fund, Inc.

--------------------------------------------------------------------------------

  PRINCIPAL                                                                              CREDIT
   AMOUNT                                                                                RATING*        VALUE
LONG-TERM MUNICIPALS SECURITIES--CONTINUED
-------------------------------------------------------------------------------------
               NORTH DAKOTA--1.0%
               ----------------------------------------------------------------------
$     605,000  North Dakota State HFA, SFM Revenue Bonds (Series A), 8.375% (FHA
               GTD)/(Original Issue Yield: 8.396%), 7/1/2021                                   Aa   $      640,072
               ----------------------------------------------------------------------
      370,000  North Dakota State HFA, SFM Revenue Bonds (Series A), 8.375% (FHA
               GTD)/(Original Issue Yield: 8.512%), 7/1/2019                                   Aa          394,413
               ----------------------------------------------------------------------
    2,905,000  North Dakota State HFA, SFM Revenue Bonds (Series C), 7.30%, 7/1/2024           Aa        3,043,656
               ----------------------------------------------------------------------               --------------
               Total                                                                                     4,078,141
               ----------------------------------------------------------------------               --------------
               OHIO--2.8%
               ----------------------------------------------------------------------
    1,000,000  Franklin County, OH Hospital Facility Authority, Revenue Refunding and
               Improvement Bonds (Series B), 7.60% (Riverside United Methodist
               Hospital)/(United States Treasury PRF)/(Original Issue Yield: 7.685%),
               5/15/2000 (@102)                                                                Aa        1,149,030
               ----------------------------------------------------------------------
    2,400,000  Hamilton County, OH Hospital Facilities Authority, Revenue Refunding &
               Improvement Bonds, 7.00% (Deaconess Hospital)/(Original Issue Yield:
               7.046%),
               1/1/2012                                                                         A        2,552,184
               ----------------------------------------------------------------------
    1,400,000  Lucas County, OH HFA, Revenue Refunding Bonds, 7.625% (Riverside
               Hospital, OH), 6/1/2015                                                       BBB+        1,443,764
               ----------------------------------------------------------------------
    1,700,000  Ohio HFA, SFM Revenue Bonds (Series A), 7.65% (GNMA COL)/(Original
               Issue Yield: 7.669%), 3/1/2029                                                 AAA        1,774,460
               ----------------------------------------------------------------------
    1,490,000  Ohio HFA, SFM Revenue Bonds (Series B), 8.25% (GNMA COL), 12/15/2019           AAA        1,603,925
               ----------------------------------------------------------------------
      500,000  Ohio State Water Development Authority, PCR Bonds (Series A), 8.10%
               (Ohio Edison Co.)/(Original Issue Yield: 8.142%), 10/1/2023                   Baa3          534,175
               ----------------------------------------------------------------------
    1,250,000  Ohio State Water Development Authority, PCR Bonds (Series A-1), 9.75%
               (Cleveland Electric Illuminating Co.), 11/1/2022                               BBB        1,353,487
               ----------------------------------------------------------------------



Fortress Municipal Income Fund, Inc.

--------------------------------------------------------------------------------

  PRINCIPAL                                                                              CREDIT
   AMOUNT                                                                                RATING*        VALUE
LONG-TERM MUNICIPALS SECURITIES--CONTINUED
-------------------------------------------------------------------------------------
               OHIO--CONTINUED
               ----------------------------------------------------------------------
$   1,350,000  Trumbull County, OH Hospital Authority, Hospital Revenue Refunding
               Bonds, 7.75% (St. Joseph Riverside Hospital, OH)/(United States
               Treasury PRF)/(Original Issue Yield: 7.795%), 11/1/1997 (@102)                  A1   $    1,481,706
               ----------------------------------------------------------------------               --------------
               Total                                                                                    11,892,731
               ----------------------------------------------------------------------               --------------
               OKLAHOMA--1.8%
               ----------------------------------------------------------------------
    1,250,000  Tulsa, OK Municipal Airport, Revenue Bonds, 7.375% (American
               Airlines), 12/1/2020                                                          Baa2        1,305,650
               ----------------------------------------------------------------------
    6,200,000  Tulsa, OK Municipal Airport, Revenue Bonds, 7.60% (American
               Airlines)/(Original Issue Yield: 7.931%),
               12/1/2030                                                                     Baa2        6,574,356
               ----------------------------------------------------------------------               --------------
               Total                                                                                     7,880,006
               ----------------------------------------------------------------------               --------------
               PENNSYLVANIA--15.6%
               ----------------------------------------------------------------------
    5,545,000  Allegheny County, PA Higher Education, Bldg Authority Revenue Bonds,
               7.375% (La Roche College), 7/15/2012                                            NR        5,738,576
               ----------------------------------------------------------------------
    3,000,000  Allegheny County, PA Housing Development Authority, Health & Education
               Revenue Bonds, 7.00% (Rehabilitation Institute of
               Pittsburgh)/(Original Issue Yield: 7.049%),
               6/1/2010                                                                       BBB        3,050,490
               ----------------------------------------------------------------------
    4,000,000  Allegheny County, PA Housing Development Authority, Health & Education
               Revenue Bonds, 7.00% (Rehabilitation Institute of
               Pittsburgh)/(Original Issue Yield: 7.132%),
               6/1/2022                                                                       BBB        4,014,920
               ----------------------------------------------------------------------
    2,850,000  Allegheny County, PA Housing Development Authority, Health Facilities
               Revenue Refunding Bonds, 6.00% (South Hills Health System)/(Original
               Issue Yield: 6.40%), 5/1/2020                                                    A        2,726,224
               ----------------------------------------------------------------------
    3,500,000  Allegheny County, PA Housing Development Authority, Revenue Refunding
               Bonds, 5.875% (Ohio Valley General Hospital, PA)/(Original Issue
               Yield: 6.125%), 4/1/2011                                                      Baa1        3,353,455
               ----------------------------------------------------------------------
    1,750,000  Allegheny County, PA IDA, Revenue Bonds, 8.75% (United Parcel
               Service), 2/15/2009                                                             NR        1,868,825
               ----------------------------------------------------------------------



Fortress Municipal Income Fund, Inc.

--------------------------------------------------------------------------------

  PRINCIPAL                                                                              CREDIT
   AMOUNT                                                                                RATING*        VALUE
LONG-TERM MUNICIPALS SECURITIES--CONTINUED
-------------------------------------------------------------------------------------
               PENNSYLVANIA--CONTINUED
               ----------------------------------------------------------------------
$     665,000  Allegheny County, PA Residential Finance Agency, Mortgage Revenue
               Bonds (Series G), 9.50% (GNMA COL), 12/1/2018                                  Aaa   $      714,057
               ----------------------------------------------------------------------
      500,000  Allegheny County, PA Residential Finance Agency, SFM Revenue Bonds
               (Series K), 7.75% (GNMA COL), 12/1/2022                                        Aaa          537,285
               ----------------------------------------------------------------------
    1,535,000  Allegheny County, PA Residential Finance Agency, SFM Revenue Bonds
               (Series M), 7.95% (GNMA COL)/(Original Issue Yield: 7.97%), 6/1/2023           Aaa        1,636,003
               ----------------------------------------------------------------------
    3,000,000  Delaware County Authority, PA, College Revenue Bonds, 7.25% (Eastern
               College)/(Original Issue Yield: 7.875%),
               3/1/2012                                                                        NR        3,216,750
               ----------------------------------------------------------------------
    2,055,000  Erie County, PA Hospital Authority, Revenue Bonds, 7.50% (Erie Infants
               & Youth Home, Inc.), 10/1/2011                                                  NR        2,117,431
               ----------------------------------------------------------------------
    1,925,000  Erie, PA Municipal Airport Authority, Parking Revenue Bonds, 8.25%,
               7/1/2009                                                                        NR        2,106,874
               ----------------------------------------------------------------------
    1,000,000  Montgomery County, PA IDA, PCR Bonds, 8.875% (Philadelphia Electric
               Co.), 6/1/2016                                                                 BBB        1,057,670
               ----------------------------------------------------------------------
    1,730,000  Northeastern, PA Hospital & Education Authority, College Revenue
               Refunding Bonds (Series B), 6.00% (Kings College, PA)/(Original Issue
               Yield: 6.174%), 7/15/2018                                                      BBB        1,655,299
               ----------------------------------------------------------------------
   10,000,000  Pennsylvania Economic Development Finance Authority, Series 1993-C,
               Wastewater Treatment Revenue Bonds (Series A), 7.60% (Sun Co.,
               Inc.)/(Original Issue Yield: 7.653%), 12/1/2024                               BBB-       10,908,800
               ----------------------------------------------------------------------
    6,000,000  Pennsylvania HFA, SFM Revenue Bonds (Series 34-B), 7.00% (FHA and FHA
               GTDs), 4/1/2024                                                                 Aa        6,250,500
               ----------------------------------------------------------------------
      225,000  Pennsylvania HFA, SFM Revenue Bonds (Series X), 8.15% (FHA GTD),
               4/1/2024                                                                     AA/Aa          232,016
               ----------------------------------------------------------------------
    2,660,000  Pennsylvania HFA, SFM Revenue Bonds (Series 28), 7.65% (FHA GTD),
               10/1/2023                                                                       Aa        2,843,726
               ----------------------------------------------------------------------



Fortress Municipal Income Fund, Inc.

--------------------------------------------------------------------------------

  PRINCIPAL                                                                              CREDIT
   AMOUNT                                                                                RATING*        VALUE
LONG-TERM MUNICIPALS SECURITIES--CONTINUED
-------------------------------------------------------------------------------------
               PENNSYLVANIA--CONTINUED
               ----------------------------------------------------------------------
$   1,740,000  Pennsylvania State Higher Education Facilities Authority, College &
               University Revenue Bonds, 6.75% (Thiel College), 9/1/2017                       NR   $    1,780,594
               ----------------------------------------------------------------------
    3,250,000  Pennsylvania State Higher Education Facilities Authority, College &
               University Revenue Refunding Bonds (Series A), 6.10% (Allegheny
               College, Meadville, PA)/(Original Issue Yield: 6.23%), 11/1/2008              BBB+        3,274,115
               ----------------------------------------------------------------------
    1,640,000  Pennsylvania State Higher Education Facilities Authority, College &
               University Revenue Refunding Bonds (Series B), 6.00% (Allegheny
               College, Meadville, PA)/(Original Issue Yield: 6.30%), 11/1/2022              BBB+        1,533,876
               ----------------------------------------------------------------------
    3,875,000  Pennsylvania State Higher Education Facilities Authority, Revenue
               Bonds (Series A), 7.375% (Medical College of Pennsylvania)/(Original
               Issue Yield: 7.45%), 3/1/2021                                                 Baa1        3,938,356
               ----------------------------------------------------------------------
    1,750,000  Pennsylvania State Higher Education Facilities Authority, Revenue
               Bonds (Series A), 8.375% (Medical College of Pennsylvania)/(Original
               Issue Yield: 8.448%), 3/1/2011                                                Baa1        1,896,965
               ----------------------------------------------------------------------               --------------
               Total                                                                                    66,452,807
               ----------------------------------------------------------------------               --------------
               SOUTH CAROLINA--0.5%
               ----------------------------------------------------------------------
    1,250,000  Charleston County, SC Resource Recovery, Revenue Bonds (Series A),
               9.25% (Foster Wheeler Corp.), 1/1/2010                                           A        1,426,150
               ----------------------------------------------------------------------
      810,000  South Carolina State Housing Finance & Development Authority,
               Homeownership Mortgage Revenue Bonds (Series A), 7.40% (FHA GTD),
               7/1/2023                                                                        Aa          854,088
               ----------------------------------------------------------------------               --------------
               Total                                                                                     2,280,238
               ----------------------------------------------------------------------               --------------
               TENNESSEE--3.9%
               ----------------------------------------------------------------------
    2,475,000  Memphis-Shelby Cnty, TN, Airport Revenue Refunding Bonds, 6.75%
               (Federal Express Corp.), 9/1/2012                                             Baa3        2,585,162
               ----------------------------------------------------------------------
    3,100,000  Springfield, TN Health & Educational Facilities Board, Hospital
               Revenue Bonds, 8.25% (Jesse Holman Jones Hospital Corp, TN)/(Original
               Issue Yield: 8.50%), 4/1/2012                                                   NR        3,220,280
               ----------------------------------------------------------------------



Fortress Municipal Income Fund, Inc.

--------------------------------------------------------------------------------

  PRINCIPAL                                                                              CREDIT
   AMOUNT                                                                                RATING*        VALUE
LONG-TERM MUNICIPALS SECURITIES--CONTINUED
-------------------------------------------------------------------------------------
               TENNESSEE--CONTINUED
               ----------------------------------------------------------------------
$   7,800,000  Springfield, TN Health & Educational Facilities Board, Hospital
               Revenue Bonds, 8.50% (Jesse Holman Jones Hospital Corp, TN)/(Original
               Issue Yield: 8.875%), 4/1/2024                                                  NR   $    7,974,408
               ----------------------------------------------------------------------
    2,825,000  Tennessee Housing Development Agency, Homeownership Program, Issue V
               Revenue Bonds, 7.65%, 7/1/2022                                                  A1        3,010,659
               ----------------------------------------------------------------------               --------------
               Total                                                                                    16,790,509
               ----------------------------------------------------------------------               --------------
               TEXAS--11.4%
               ----------------------------------------------------------------------
    2,500,000  Brazos River Authority, TX, PCR Revenue Bonds (Series A), 7.875%
               (Texas Utilities Electric Co.), 3/1/2021                                      Baa2        2,770,325
               ----------------------------------------------------------------------
    1,800,000  Brazos River Authority, TX, PCR Revenue Bonds (Series A), 8.125%
               (Texas Utilities Electric Co.), 2/1/2020                                      Baa2        1,994,040
               ----------------------------------------------------------------------
    7,320,000  Dallas-Fort Worth, TX International Airport Facilities, Revenue Bonds,
               7.125% (Delta Air Lines, Inc.)/(Original Issue Yield: 7.55%),
               11/1/2026                                                                      Ba3        7,496,266
               ----------------------------------------------------------------------
    3,000,000  Dallas-Fort Worth, TX International Airport Facilities, Revenue Bonds,
               7.25% (American Airlines)/(Original Issue Yield: 7.428%), 11/1/2030           Baa2        3,123,750
               ----------------------------------------------------------------------
    2,370,000  Dallas-Fort Worth, TX International Airport Facilities, Revenue Bonds,
               7.50% (American Airlines)/(Original Issue Yield: 8.20%), 11/1/2025            Baa2        2,491,297
               ----------------------------------------------------------------------
    2,500,000  Dallas-Fort Worth, TX International Airport Facilities, Revenue Bonds,
               7.625% (Delta Air Lines, Inc.)/(Original Issue Yield: 7.65%),
               11/1/2021                                                                      Ba3        2,652,975
               ----------------------------------------------------------------------
    1,000,000  Guadalupe-Blanco River Authority TX, Industrial Development Corp PCR
               Bonds, 8.60% (A.P. Green Industries), 4/1/2009                                  NR        1,059,700
               ----------------------------------------------------------------------
    2,500,000  Guadalupe-Blanco River Authority TX, Industrial Development Corp., PCR
               Bonds, 8.60% (A.P. Green Industries), 4/1/2009                                  NR        2,711,450
               ----------------------------------------------------------------------
    5,000,000  Gulf Coast, TX Waste Disposal Authority, Revenue Bonds (Series A),
               6.875% (Champion International Corp.)/ (Original Issue Yield: 7.15%),
               12/1/2028                                                                     Baa1        5,153,100
               ----------------------------------------------------------------------



Fortress Municipal Income Fund, Inc.

--------------------------------------------------------------------------------

  PRINCIPAL                                                                              CREDIT
   AMOUNT                                                                                RATING*        VALUE
LONG-TERM MUNICIPALS SECURITIES--CONTINUED
-------------------------------------------------------------------------------------
               TEXAS--CONTINUED
               ----------------------------------------------------------------------
$   9,445,000  Richardson, TX Hospital Authority, Hospital Refunding & Improvement
               Bonds, 6.50% (Richardson Medical Center, TX)/(Original Issue Yield:
               6.72%), 12/1/2012                                                              Baa   $    9,121,320
               ----------------------------------------------------------------------
    7,630,000  Richardson, TX Hospital Authority, Hospital Refunding & Improvement
               Bonds, 6.75% (Richardson Medical Center, TX)/(Original Issue Yield:
               6.82%), 12/1/2023                                                              Baa        7,243,006
               ----------------------------------------------------------------------
    1,000,000  Texarkana, TX Health Facilities, Refunding and Improvement Revenue
               Bonds, 8.50% (Wadley Regional Medical Center, TX)/(Original Issue
               Yield: 8.645%),
               10/1/2012                                                                       A-        1,097,070
               ----------------------------------------------------------------------
    1,700,000  Tyler, TX Health Facilities Development Corp., Revenue Bonds, 6.75%
               (East Texas Medical Center)/(Original Issue Yield: 7.00%), 11/1/2025           Baa        1,620,117
               ----------------------------------------------------------------------               --------------
               Total                                                                                    48,534,416
               ----------------------------------------------------------------------               --------------
               UTAH--1.4%
               ----------------------------------------------------------------------
    1,070,000  Utah State HFA, SFM Revenue Bonds (Series B-3), 7.10%, 7/1/2024                 AA        1,114,683
               ----------------------------------------------------------------------
    1,640,000  Utah State HFA, SFM Revenue Bonds (Series E-2), 7.15% (FHA
               GTD)/(Original Issue Yield: 7.169%), 7/1/2024                                   AA        1,711,832
               ----------------------------------------------------------------------
    2,395,000  Utah State HFA, Single Family Mortgage Revenue Bonds, 7.55% (FHA GTD),
               7/1/2023                                                                        AA        2,541,119
               ----------------------------------------------------------------------
      660,000  Utah State HFA, Single Family Mortgage Revenue Bonds, 7.75% (FHA GTD),
               1/1/2023                                                                        AA          705,052
               ----------------------------------------------------------------------               --------------
               Total                                                                                     6,072,686
               ----------------------------------------------------------------------               --------------
               WASHINGTON--2.8%
               ----------------------------------------------------------------------
    4,250,000  Pierce County, WA Economic Development Corp., Solid Waste Revenue
               Bonds, 5.80% (Occidental Petroleum Corp.)/(Original Issue Yield:
               5.90%), 9/1/2029                                                               BBB        3,744,930
               ----------------------------------------------------------------------
    4,075,000  Pilchuck Development Public Corp., WA, Special Facilities Airport
               Revenue Bonds (Series 1993) Tramco, Inc. Project, 6.00% (Goodrich
               (B.F.) Co.), 8/1/2023                                                          BBB        3,692,887
               ----------------------------------------------------------------------



Fortress Municipal Income Fund, Inc.

--------------------------------------------------------------------------------

  PRINCIPAL                                                                              CREDIT
   AMOUNT                                                                                RATING*        VALUE
LONG-TERM MUNICIPALS SECURITIES--CONTINUED
-------------------------------------------------------------------------------------
               WASHINGTON--CONTINUED
               ----------------------------------------------------------------------
$   4,300,000  Port of Camas-Washougal, Washington, PCR Refunding Bonds (Series
               1993), 6.70% (James River Project, WA)/ (Original Issue Yield: 6.75%),
               4/1/2023                                                                      BBB+   $    4,329,842
               ----------------------------------------------------------------------               --------------
               Total                                                                                    11,767,659
               ----------------------------------------------------------------------               --------------
               WEST VIRGINIA--1.0%
               ----------------------------------------------------------------------
    5,000,000  Marion County, WV County Commission, Solid Waste Facility Revenue
               Bonds (Series 1993), 7.75% (American Power Paper Recycling), 12/1/2011          NR        4,505,850
               ----------------------------------------------------------------------               --------------
               WISCONSIN--0.2%
               ----------------------------------------------------------------------
      775,000  Wisconsin Housing & Economic Development Authority, Homeownership
               Revenue Bonds (Series E), 8.00% (FHA GTD)/(Original Issue Yield:
               8.044%), 3/1/2021                                                               Aa          810,782
               ----------------------------------------------------------------------               --------------
               TOTAL LONG-TERM MUNICIPALS
               (IDENTIFIED COST $407,918,588)                                                          418,122,314
               ----------------------------------------------------------------------               --------------
               TOTAL INVESTMENTS (IDENTIFIED COST $408,318,588)(A)                                  $  418,522,314
               ----------------------------------------------------------------------               --------------


* Please refer to the Appendix of the Statement of Additional Information for an explanation of the credit ratings. Credit ratings are unaudited.

Note: The categories of investments are shown as a percentage of net assets
      ($426,009,641) at August 31, 1995.

(a) The cost of investments for federal tax purposes amounts to $408,318,588. The net unrealized appreciation on a federal tax basis amounts to $10,203,726, which is comprised of $15,332,952 appreciation and $5,129,226 depreciation at August 31, 1995.


Fortress Municipal Income Fund, Inc.
--------------------------------------------------------------------------------

The following acronym(s) are used throughout this portfolio:

COL -- Collateralized
FGIC -- Financial Guaranty Insurance Company
FHA -- Federal Housing Administration
GNMA -- Government National Mortgage Association
GO -- General Obligation
GTD -- Guarantee
HEFA -- Health and Education Facilities Authority
HFA -- Housing Finance Authority
IDA -- Industrial Development Authority
IDB -- Industrial Development Bond
IFA -- Industrial Finance Authority
INS -- Insurance
LT -- Limited Tax
PCA -- Pollution Control Authority
PCR -- Pollution Control Revenue
PRF -- Prerefunded
SFM -- Single Family Mortgage
VRDNs -- Variable Rate Demand Notes

(See Notes which are an integral part of the Financial Statements)

Fortress Municipal Income Fund, Inc.
Statement of Assets and Liabilities
--------------------------------------------------------------------------------
August 31, 1995

ASSETS:
-------------------------------------------------------------------------------------------------
Total investments in securities, at value (identified and tax cost $408,318,588)                   $  418,522,314
-------------------------------------------------------------------------------------------------
Cash                                                                                                       25,279
-------------------------------------------------------------------------------------------------
Income receivable                                                                                       7,740,691
-------------------------------------------------------------------------------------------------
Receivable for shares sold                                                                                499,975
-------------------------------------------------------------------------------------------------  --------------
     Total assets                                                                                     426,788,259
-------------------------------------------------------------------------------------------------
LIABILITIES:
-------------------------------------------------------------------------------------------------
Payable for shares redeemed                                                            $  646,037
-------------------------------------------------------------------------------------
Accrued expenses                                                                          132,581
-------------------------------------------------------------------------------------  ----------
     Total liabilities                                                                                    778,618
-------------------------------------------------------------------------------------------------  --------------
NET ASSETS for 39,766,557 shares outstanding                                                       $  426,009,641
-------------------------------------------------------------------------------------------------  --------------
NET ASSETS CONSIST OF:
-------------------------------------------------------------------------------------------------
Paid-in capital                                                                                    $  425,281,798
-------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments                                                             10,203,726
-------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments                                                          (10,885,008)
-------------------------------------------------------------------------------------------------
Undistributed net investment income                                                                     1,409,125
-------------------------------------------------------------------------------------------------  --------------
     Total Net Assets                                                                              $  426,009,641
-------------------------------------------------------------------------------------------------  --------------
NET ASSET VALUE, Offering Price and Redemption Proceeds Per Share:
-------------------------------------------------------------------------------------------------
Net Asset Value Per Share ($426,009,641 / 39,766,557 shares outstanding)                                   $10.71
-------------------------------------------------------------------------------------------------  --------------
Offering Price Per Share (100/99.00 of $10.71)*                                                            $10.82
-------------------------------------------------------------------------------------------------  --------------
Redemption Proceeds Per Share (99.00/100 of $10.71)**                                                      $10.60
-------------------------------------------------------------------------------------------------  --------------


 * See "What Shares Cost" in the Prospectus.

** See "Contingent Deferred Sales Charge" in the Prospectus.

(See Notes which are an integral part of the Financial Statements)


Fortress Municipal Income Fund, Inc.
Statement of Operations
--------------------------------------------------------------------------------
Year Ended August 31, 1995

INVESTMENT INCOME:
---------------------------------------------------------------------------------------------------
Interest                                                                                             $  31,163,706
---------------------------------------------------------------------------------------------------
EXPENSES:
---------------------------------------------------------------------------------------------------
Investment advisory fee                                                                $  2,576,669
-------------------------------------------------------------------------------------
Administrative personnel and services fee                                                   325,090
-------------------------------------------------------------------------------------
Custodian fees                                                                               77,470
-------------------------------------------------------------------------------------
Transfer and dividend disbursing agent fees and expenses                                    251,796
-------------------------------------------------------------------------------------
Directors'/Trustees' fees                                                                    13,955
-------------------------------------------------------------------------------------
Auditing fees                                                                                15,750
-------------------------------------------------------------------------------------
Legal fees                                                                                   14,457
-------------------------------------------------------------------------------------
Portfolio accounting fees                                                                   105,752
-------------------------------------------------------------------------------------
Shareholder services fee                                                                  1,073,612
-------------------------------------------------------------------------------------
Share registration costs                                                                     35,840
-------------------------------------------------------------------------------------
Printing and postage                                                                         60,567
-------------------------------------------------------------------------------------
Insurance premiums                                                                           11,298
-------------------------------------------------------------------------------------
Taxes                                                                                        82,795
-------------------------------------------------------------------------------------
Miscellaneous                                                                                 9,018
-------------------------------------------------------------------------------------  ------------
     Total expenses                                                                       4,654,069
-------------------------------------------------------------------------------------
Waivers--
-------------------------------------------------------------------------------------
Waiver of shareholder services fee                                                          (16,649)
-------------------------------------------------------------------------------------  ------------
     Net expenses                                                                                        4,637,420
---------------------------------------------------------------------------------------------------  -------------
          Net investment income                                                                         26,526,286
---------------------------------------------------------------------------------------------------  -------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
---------------------------------------------------------------------------------------------------
Net realized loss on investments                                                                        (5,755,376)
---------------------------------------------------------------------------------------------------
Net change in unrealized appreciation of investments                                                     9,394,163
---------------------------------------------------------------------------------------------------  -------------
     Net realized and unrealized gain on investments                                                     3,638,787
---------------------------------------------------------------------------------------------------  -------------
          Change in net assets resulting from operations                                             $  30,165,073
---------------------------------------------------------------------------------------------------  -------------


(See Notes which are an integral part of the Financial Statements)


Fortress Municipal Income Fund, Inc.
Statement of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                              YEAR ENDED           YEAR ENDED
                                                                            AUGUST 31, 1995      AUGUST 31, 1994
INCREASE (DECREASE) IN NET ASSETS:
------------------------------------------------------------------------
OPERATIONS--
------------------------------------------------------------------------
Net investment income                                                       $    26,526,286      $    26,933,085
------------------------------------------------------------------------
Net realized gain (loss) on investments ($5,647,830 and $556,193 net
losses, respectively, as computed for federal tax purposes)                      (5,755,376)          (3,581,669)
------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)                              9,394,163          (29,837,590)
------------------------------------------------------------------------  -------------------  -------------------
     Change in net assets resulting from operations                              30,165,073           (6,486,174)
------------------------------------------------------------------------  -------------------  -------------------
NET EQUALIZATION CREDITS (DEBITS)                                                   (83,189)              18,561
------------------------------------------------------------------------  -------------------  -------------------
DISTRIBUTIONS TO SHAREHOLDERS--
------------------------------------------------------------------------
Distributions from net investment income                                        (25,975,624)         (26,673,902)
------------------------------------------------------------------------  -------------------  -------------------
SHARE TRANSACTIONS--
------------------------------------------------------------------------
Proceeds from sale of shares                                                     37,161,759          116,065,745
------------------------------------------------------------------------
Net asset value of shares issued to shareholders
in payment of distributions declared                                             11,961,548           11,587,689
------------------------------------------------------------------------
Cost of shares redeemed                                                         (99,451,503)         (80,611,519)
------------------------------------------------------------------------  -------------------  -------------------
     Change in net assets from share transactions                               (50,328,196)          47,041,915
------------------------------------------------------------------------  -------------------  -------------------
          Change in net assets                                                  (46,221,936)          13,900,400
------------------------------------------------------------------------
NET ASSETS:
------------------------------------------------------------------------
Beginning of period                                                             472,231,577          458,331,177
------------------------------------------------------------------------  -------------------  -------------------
End of period (including undistributed net investment income of
$1,409,125 and $941,652, respectively)                                      $   426,009,641      $   472,231,577
------------------------------------------------------------------------  -------------------  -------------------


(See Notes which are an integral part of the Financial Statements)


Fortress Municipal Income Fund, Inc.
Financial Highlights
--------------------------------------------------------------------------------

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                         YEAR ENDED AUGUST 31,
                                           1995       1994       1993       1992       1991       1990       1989
NET ASSET VALUE, BEGINNING OF PERIOD     $   10.56  $   11.28  $   10.78  $   10.39  $   10.00  $   10.23  $    9.76  $
---------------------------------------
INCOME FROM INVESTMENT OPERATIONS
---------------------------------------
 Net investment income                        0.63       0.61       0.62       0.66       0.70       0.72       0.74
---------------------------------------
 Net realized and unrealized gain
 (loss) on investments                        0.15      (0.73)      0.51       0.39       0.40      (0.23)      0.49
---------------------------------------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
 Total from investment operations             0.78      (0.12)      1.13       1.05       1.10       0.49       1.23
---------------------------------------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
LESS DISTRIBUTIONS
---------------------------------------
 Distributions from net investment
 income                                      (0.63)     (0.60)     (0.63)     (0.66)     (0.71)     (0.72)     (0.76)
---------------------------------------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
NET ASSET VALUE, END OF PERIOD           $   10.71  $   10.56  $   11.28  $   10.78  $   10.39  $   10.00  $   10.23  $
---------------------------------------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
TOTAL RETURN (B)                              7.73%     (1.06%)     10.86%     10.45%     11.37%      4.98%     13.09%
---------------------------------------
RATIOS TO AVERAGE NET ASSETS
---------------------------------------
 Expenses                                     1.08%      1.09%      1.09%      1.05%      1.02%      1.01%      0.90%
---------------------------------------
 Net investment income                        6.18%      5.56%      5.65%      6.18%      6.86%      7.07%      7.27%
---------------------------------------
 Expense waiver/reimbursement (d)             0.00%      0.00%      0.00%      0.14%      0.33%      0.39%      0.83%
---------------------------------------
SUPPLEMENTAL DATA
---------------------------------------
 Net assets, end of period (000
 omitted)                                 $426,010   $472,232   $458,331   $248,768   $135,628    $89,907    $62,501
---------------------------------------
 Portfolio Turnover                             13%        27%         7%        14%        18%        24%        24%
---------------------------------------

                                           1988        1987(A)
NET ASSET VALUE, BEGINNING OF PERIOD      $10.07       $  10.00
---------------------------------------
INCOME FROM INVESTMENT OPERATIONS
---------------------------------------
 Net investment income                     0.78          0.26
---------------------------------------
 Net realized and unrealized gain
 (loss) on investments                     (0.36)        0.07
---------------------------------------       -----
 Total from investment operations          0.42          0.33
---------------------------------------       -----
LESS DISTRIBUTIONS
---------------------------------------
 Distributions from net investment
 income                                    (0.73)        (0.26)
---------------------------------------     -----
NET ASSET VALUE, END OF PERIOD              $9.76      $  10.07
---------------------------------------     -----
TOTAL RETURN (B)                             4.43%         3.48%
---------------------------------------
RATIOS TO AVERAGE NET ASSETS
---------------------------------------
 Expenses                                  1.02%         0.86%(c)
---------------------------------------
 Net investment income                     8.03%          7.14%(c)
---------------------------------------
 Expense waiver/reimbursement (d)          0.70%          0.29%(c)
---------------------------------------
SUPPLEMENTAL DATA
---------------------------------------
 Net assets, end of period (000
 omitted)                                 $25,151         $22,829
---------------------------------------
 Portfolio Turnover                       34%                   0%
---------------------------------------


(a)Reflects operations for the period from April 10, 1987 (date of initial public investment) to August 31, 1987. For the period from the start of business, April 1, 1987, to April 9, 1987, net investment income aggregating $0.01 per share was distributed to the Fund's investment adviser. Such distribution represented the net investment income of the Fund prior to the initial public offering of the Fund shares which commenced on April 10, 1987.

(b)Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c)Computed on an annualized basis.

(d)This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

Fortress Municipal Income Fund, Inc.
Notes to Financial Statements
--------------------------------------------------------------------------------
August 31, 1995

(1) ORGANIZATION

Fortress Municipal Income Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company.

(2) SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

     INVESTMENT VALUATIONS--Short-term securities with remaining maturities of sixty days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. All other securities are valued at prices provided by an independent pricing service.

     INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS--Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

     FEDERAL TAXES--It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

     At August 31, 1995, the Fund, for federal tax purposes, had a capital loss carryforward of $8,718,466, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

     EXPIRATION YEAR          EXPIRATION AMOUNT
          1996                  $     661,371
          1998                        168,972
          1999                         47,025
          2000                         68,565
          2001                         57,182
          2002                      2,067,521
          2003                      5,647,830


     Additionally, net capital losses of $3,677,871 attributable to security transactions incurred after October 31, 1994 are treated as arising on the first day of the Fund's next taxable year.


Fortress Municipal Income Fund, Inc.

--------------------------------------------------------------------------------

     EQUALIZATION--The Fund follows the accounting practice known as equalization. With equalization, a portion of the proceeds from sales and costs of redemptions of fund shares equivalent (on a per share basis, to the amount of undistributed net investment income on the date of the transaction) is credited or charged to undistributed net investment income. As a result, undistributed net investment income per share is unaffected by sales or redemptions of fund shares.

     WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS--The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

     INVESTMENT RISK--Although the Fund has a diversified portfolio, the Fund has 22% of its portfolio invested in lower rated and comparable quality unrated high yield securities. Investments in higher yield securities are accomplished by a greater degree of credit risk and the risk tends to be more sensitive to economic conditions than higher rated securities. The risk of loss due to default by the issuer may be significantly greater for the holders of high yielding securities because such securities are generally unsecured and are often subordinated to other creditors of the issuer. The Fund held no defaulted securities at August 31, 1995.

     OTHER--Investment transactions are accounted for on the trade date.

(3) CAPITAL STOCK

At August 31, 1995, there were 2,000,000,000 shares of $.001 par value capital stock authorized. Transactions in capital stock were as follows:

                                                                              YEAR ENDED           YEAR ENDED
                                                                            AUGUST 31, 1995      AUGUST 31, 1994
Shares sold                                                                      3,617,186           10,474,491
------------------------------------------------------------------------
Shares issued to shareholders in payment
of distributions declared                                                        1,156,534            1,069,132
------------------------------------------------------------------------
Shares redeemed                                                                 (9,728,597)          (7,469,095)
------------------------------------------------------------------------  -------------------  -------------------
     Net change resulting from share transactions                               (4,954,877)           4,074,528
------------------------------------------------------------------------  -------------------  -------------------


(4) INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE--Federated Advisers, the Fund's investment adviser, (the 'Adviser'), receives for its services an annual investment advisory fee equal to
 .60 of 1% of the Fund's average daily net assets.

ADMINISTRATIVE FEE--Federated Administrative Services ('FAS'), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. This fee is based


Fortress Municipal Income Fund, Inc.

--------------------------------------------------------------------------------
on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

SHAREHOLDER SERVICES FEE--Under the terms of a Shareholder Services Agreement with Federated Shareholder Services ("FSS"), the Fund will pay FSS up to .25 of 1% of daily average net assets of the Fund for the period. This fee is to obtain certain services for shareholders and to maintain shareholder accounts. FSS may voluntarily choose to waive a portion of its fee. FSS can modify or terminate this voluntary waiver at any time at its sole discretion.

TRANSFER AGENT FEES--Federated Services Company ("FServ") serves as transfer and dividend disbursing agent for the Fund. The fee is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES--FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average net assets for the period, plus out-of-pocket expenses.

INTERFUND TRANSACTIONS--During the year ended August 31, 1995, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These transactions were made at current market value pursuant to Rule 17a-7 under the Act amounting to $42,250,000 and $59,350,000, respectively.

GENERAL--Certain of the Officers and Directors of the Corporation are Officers and Directors of the above companies.

(5) INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the period ended August 31, 1995, were as follows:

--------------------------------------------------------------------------------------------------
PURCHASES                                                                                           $   53,030,441
--------------------------------------------------------------------------------------------------  --------------
SALES                                                                                               $  104,847,268
--------------------------------------------------------------------------------------------------  --------------



Independent Auditors' Report

--------------------------------------------------------------------------------

To the Board of Directors and Shareholders of Fortress Municipal Income Fund, Inc.:

We have audited the accompanying statement of assets and liabilities of Fortress Municipal Income Fund, Inc., including the portfolio of investments, as of August 31, 1995, the related statement of operations for the year then ended, the statement of changes in net assets for the years ended August 31, 1995 and 1994 and the financial highlights for each of the years in the nine-year period ended August 31, 1995. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned as of August 31, 1995, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Fortress Municipal Income Fund, Inc. as of August 31, 1995, the results of its operations, the changes in its net assets and its financial highlights for the respective stated periods in conformity with generally accepted accounting principles.

                                                           DELOITTE & TOUCHE LLP

Pittsburgh, Pennsylvania
October 13, 1995

Trustees                                               Officers

--------------------------------------------------------------------------------

John F. Donahue                                           John F. Donahue
Thomas G. Bigley                                          Chairman
John T. Conroy, Jr.                                       Richard B. Fisher
William J. Copeland                                       President
James E. Dowd                                             J. Christopher Donahue
Lawrence D. Ellis, M.D.                                   Executive Vice President
Richard B. Fisher                                         Edward C. Gonzales
Edward L. Flaherty, Jr.                                   Executive Vice President
Peter E. Madden                                           John W. McGonigle
Gregor F. Meyer                                           Executive Vice President and Secretary
John E. Murray, Jr.                                       David M. Taylor
Wesley W. Posvar                                          Treasurer
Marjorie P. Smuts                                         Charles H. Field
                                                          Assistant Secretary


Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus which contains facts concerning its objective and policies, management fees, expenses and other information.


Federated Securities Corp.
Distributor
A Subsidiary of Federated Investors
Federated Investors Tower
Pittsburgh, PA  15222-3779

Cusip 349557108
G01091-01 (10/95)

                                    APPENDIX

A. The graphic presentation here displayed consists of a legend in the upper left quadrant of the chart indicating the components of the corresponding line graph. The color-coded line graph is a visual representation of the narrative text above it, which shows that an initial investment of $9,000 on 04/10/87 in Fortress Municipal Income Fund, Inc. would have grown to $16,615 by 08/31/95. The "x" axis reflects the cost of the investment, the "y" axis reflects computation periods from 1987 through 1995, and the right margin of the chart reflects a total investment range from $0 to $18,000. The chart further indicates the ending value attributable to principal, as well as the ending value attributable to reinvested income.

B. The graphic presentation here displayed consists of a legend in the upper left quadrant of the chart indicating the components of the corresponding line graph. The color-coded line graph is a visual representation of the narrative text above it, which shows that, beginning on 04/10/87, eight annual investments of $1,000 in Fortress Municipal Income Fund, Inc. would have grown to $12,533 by 08/31/95. The "x" axis reflects the cost of the investment, the "y" axis reflects computation periods from 1987 through 1995, and the right margin of the chart reflects a total investment range from $0 to $14,000. The chart further indicates the ending value attributable to principal, as well as the ending value attributable to reinvested income.

C. The graphic presentation here displayed consists of a legend in the upper left quadrant of the chart indicating the components of the corresponding line graph. The color-coded line graph is a visual representation of the narrative text above it, which shows that an initial investment of $5,000 on 04/10/87 in Fortress Municipal Income Fund, Inc., with continuing monthly investments of $500, would have grown to $77,190 by 08/31/95. The "x" axis reflects the cost of the investment, the "y" axis reflects computation periods from 1987 through 1995, and the right margin of the chart reflects a total investment range from $0 to $78,000. The chart further indicates the ending value attributable to principal, as well as the ending value attributable to reinvested income.



D. The graphic presentation here displayed consists of a legend beneath the chart indicating the components of the corresponding line graph. Fortress Municipal Income Fund, Inc. (the "Fund") is represented by a solid line. The Lehman Brothers Revenue Bond Index ("LBRBI") is represented by a broken line. The line graph is a visual representation of a comparison of change in value of a hypothetical $10,000 purchase in the Fund and the LBRBI. The "y" axis reflects the cost of the investment. The "x" axis reflects computation periods from 04/10/87, through 08/31/95. The right margin of the chart reflects the ending value of the hypothetical investment in the Fund as compared to the LBRBI ; the ending values are $18,462 and $19,806, respectively. There is another legend beneath the legend containing the components of the chart which indicates the Average Annual Total Return for the period ended August 31, 1995, beginning with the start of performance date of the Fund, 04/10/87, and the one-year and five-year periods; the Average Annual Total Returns are 7.58%, 7.55% and 5.53%,